Pension and Postretirement Benefits - Level Three Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Purchases, issuances, sales, and settlements:
Percentage gate in any given quarter of funds restricting investment redemption	25.00%
Level 3
Changes in the fair value of the Plan's level three assets
Balance, beginning of year	$ 13,343
Total gains or (losses):
Included in changes in net assets	1,007
Purchases, issuances, sales, and settlements:
Purchases	263
Sales	(3,433)
Balance, end of year	11,180
Total gains or losses included in changes in net assets attributed to change in unrealized gains or losses relating to assets	219
Limited partnership investments | Level 3
Changes in the fair value of the Plan's level three assets
Balance, beginning of year	13,343
Total gains or (losses):
Included in changes in net assets	1,007
Purchases, issuances, sales, and settlements:
Purchases	263
Sales	(3,433)
Balance, end of year	11,180
Total gains or losses included in changes in net assets attributed to change in unrealized gains or losses relating to assets	$ 219